INCOME TAX, DEFERRED TAXES, AND OTHER TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAX, DEFERRED TAXES, AND OTHER TAXES
INCOME TAX, DEFERRED TAXES, AND OTHER TAXES

10 – INCOME TAX, DEFERRED TAXES, AND OTHER TAXES

10.1        Income tax expense

The current and deferred income tax expenses are detailed as follows:

Detail	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Current tax expense	(105,206,863)	(116,949,330)	(58,334,583)
Adjustment to current tax for the previous period	(154,862)	(649,888)	(152,481)
Expense for taxes withheld from foreign subsidiaries	(3,334,078)	(3,997,308)	(11,803,842)
Other current tax expenses (income)	(3,425)	(46,712)	(688,765)
Current tax expense	(108,699,228)	(121,643,238)	(70,979,671)
Expenses (income) from the creation and reversal of temporary differences for deferred taxes and other items	(1,457,699)	(11,749,408)	(15,014,636)
Expenses (income) for deferred taxes	(1,457,699)	(11,749,408)	(15,014,636)
Total income tax expense	(110,156,927)	(133,392,646)	(85,994,307)

The distribution of national and foreign tax expenditure is as follows:

Income taxes	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Current taxes
Foreign	(74,251,356)	(83,091,643)	(44,507,433)
National	(34,447,872)	(38,551,595)	(26,472,238)
Current tax expense	(108,699,228)	(121,643,238)	(70,979,671)
Deferred taxes
Foreign	(558,594)	(7,766,337)	(13,619,606)
National	(899,105)	(3,983,071)	(1,395,030)
Deferred tax expense	(1,457,699)	(11,749,408)	(15,014,636)
Income tax expense	(110,156,927)	(133,392,646)	(85,994,307)

The reconciliation of tax expense using the statutory rate with tax expense using the effective rate is as follows:

Reconciliation of effective rate	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Net income before taxes	380,634,342	368,036,771	260,505,794
Tax expense at legal rate (27.0%)	(102,771,272)	(99,369,928)	(70,336,564)
Effect of tax rate in other jurisdictions	(4,280,535)	(6,667,967)	(854,686)

Permanent differences:
Foreign dividend tax withholding expense and other non-taxable income	(10,051,619)	(16,136,709)	(15,253,682)
Non-deductible expenses	(3,208,984)	(2,729,645)	(2,585,111)
Tax effect on excess tax provision in previous periods	3,525,571	(227,730)	(188,988)
Tax effect of price-level restatement for Chilean companies	(3,443,934)	(4,711,530)	(9,929,818)
Subsidiaries tax withholding expense and other legal tax debits and credits	10,073,846	(3,549,137)	13,154,542
Adjustments to tax expense	(3,105,120)	(27,354,751)	(14,803,057)
Tax expense at effective rate	(110,156,927)	(133,392,646)	(85,994,307)
Effective rate	28.9%	36.2%	33.0%

The applicable income tax rates in each of the jurisdictions where the Company operates are the following:

	Rates
Country	2025	2024	2023
Chile	27.00%	27.00%	27.00%
Brazil	34.00%	34.00%	34.00%
Argentina	35.00%	35.00%	35.00%
Paraguay	10.00%	10.00%	10.00%

10.2        Deferred taxes

The net cumulative balances of temporary differences resulted in deferred tax assets and liabilities, which are detailed as follows:

	12.31.2025		12.31.2024
Temporary differences	Assets	Liabilities	Assets	Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$
Property, plant and equipment	2,321,972	(58,716,442)	13,207,209	(72,828,374)
Obsolescence provision	1,471,678	—	1,462,351	—
ICMS exclusion credit	—	(8,715,853)	—	(8,932,781)
Employee benefits	7,334,254	—	9,193,709	—
Provision for severance indemnity	3,016,001	—	3,090,610	—
Tax loss carry forwards (1)	4,079,365	—	1,777,503	—
Tax goodwill Brazil (2)	—	(14,360,929)	—	(14,017,580)
Contingency provision	27,609,103	—	27,369,217	—
Foreign Exchange differences (3)	—	(1,837,609)	—	(6,645,768)
Allowance for doubtful accounts	1,136,600	—	977,594	—
Coca-Cola incentives (Argentina)	366,718	—	44,298	—
Assets and liabilities for placement of bonds	—	(464,794)	—	(513,394)
Financial expense	—	(2,403,056)	—	(2,400,025)
Lease liabilities	2,819,956	—	5,321,034	—
Inventories	1,447,980	—	2,033,884	—
Distribution rights (4)	—	(158,144,238)	—	(155,203,115)
Prepaid income	1,629,993	—	1,582,847	(28,858)
Spare parts	—	(9,711,255)	—	(10,970,620)
Intangibles	89,070	(8,311,742)	85,915	(10,448,709)
Others	3,779,770	(4,320,995)	5,097,825	(4,641,624)
Tax inflation adjustment	—	—	—	(2,499,484)
Subtotal	57,102,460	(266,986,913)	71,243,996	(289,130,332)
Offsetting of deferred tax assets/(liabilities)	(48,313,602)	48,313,602	(64,162,447)	64,162,447
Total net assets and liabilities	8,788,858	(218,673,311)	7,081,549	(224,967,885)
(1)	Tax losses mainly associated with entities in Chile. Tax losses in Chile have no expiration date.
(2)	Difference due to the tax amortization of goodwill in Brazil.
(3)	Corresponds to deferred taxes for exchange rate differences generated on the translation of debts expressed in foreign currency in the mainly in the subsidiary Embotelladora del Atlántico S.A.
(4)	Distribution rights arising from business combinations. See Note 15.

The movements in deferred tax accounts are as follows:

Movement	12.31.2025	12.31.2024
	ThCh$	ThCh$
Opening balance	(217,886,336)	(176,147,045)
Increase (decrease) in deferred tax	(9,212,483)	(50,692,808)
Increase (decrease) due to foreign currency translation(*)	17,214,366	8,953,517
Total movements	8,001,883	(41,739,291)
Final balance	(209,884,453)	(217,886,336)

(*)Includes the effect of IAS 29 due to inflation in Argentina.

10.3 Other deferred taxes

On January 24, 2024, Rio de Janeiro Refrescos Ltda. entered into an agreement with the State Secretariat of Economic Development, Industry, Trade and Services (State Secretariat of Finance, Government of the State of Rio de Janeiro), whereby it was granted differentiated tax treatment for sales tax for its industrial facility in the city of Duque de Caxias. This tax incentive will result in higher operating margins for the Company for the period 2024 to 2032, provided that certain revenue levels are met. As a result, for the 2024 fiscal year, the Company has accrued additional benefits amounting to approximately ThCh$ 3,740,000.